INCOME TAXES (Tables)	12 Months Ended
Oct. 30, 2011
INCOME TAXES
Schedule of components of provision for income taxes

(in thousands)	2011	2010	2009

Current:
U.S. Federal	$202,084	$170,326	$159,208
State	26,978	22,896	22,027
Foreign	3,826	2,124	1,245
Total current	232,888	195,346	182,480
Deferred:
U.S. Federal	6,358	27,009	(392)
State	394	2,420	81
Total deferred	6,752	29,429	(311)
Total provision for income taxes	$239,640	$224,775	$182,169

Schedule of significant components of the deferred income tax liabilities and assets

	October 30,	October 31,
(in thousands)	2011	2010

Deferred tax liabilities:
Tax over book depreciation	$ (92,848)	$ (81,821)
Pension assets	(30,029)	(22,809)
Book/tax basis difference from acquisitions	(27,593)	(30,262)
Commodity hedging contracts	(10,337)	(16,327)
Other, net	(61,824)	(54,273)
Deferred tax assets:
Post-retirement benefits	134,117	133,684
Pension benefits	57,961	52,445
Stock options	29,321	29,092
Deferred compensation	21,961	21,409
Insurance accruals	14,786	14,318
Vacation accruals	13,636	13,857
Promotional accruals	9,867	7,208
Federal benefit of state tax	9,596	14,799
Other, net	60,403	61,809
Net deferred tax assets	$129,017	$143,129

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2011	2010	200	9

U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	3.1	2.9
Manufacture deduction	(2.6)	(1.7)	(1.6)
All other, net	(1.8)	(0.4)	(1.8)
Effective tax rate	33.3%	36.0%	34.5%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 25, 2009	$ 42,762
Tax positions related to the current period:
Increases	3,102
Decreases	–
Tax positions related to prior periods:
Increases	4,194
Decreases	(18,313)
Settlements	(2,650)
Decreases related to a lapse of applicable statute of limitations:	(3,022)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	–
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398